Cover	Nov. 27, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 27, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40123
Entity Registrant Name	Twelve Seas Investment Co. II
Entity Central Index Key	0001819498
Entity Tax Identification Number	85-2141273
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	228 Park Avenue S.
Entity Address, Address Line Two	Suite 89898
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003-1502
City Area Code	323
Local Phone Number	667-3211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Trading Symbol	TWLVU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	TWLV
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock for $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	TWLVW
Security Exchange Name	NASDAQ